Deposits	12 Months Ended
Dec. 31, 2024
Disclosure of deposits [abstract]
Deposits

NOTE 23. DEPOSITS
Deposits break down as follows as of the indicated dates:

	12.31.24	12.31.23
In Pesos	11,836,435,855	9,248,151,302
Checking Accounts	2,172,549,756	1,565,838,882
Savings Accounts	4,773,736,561	4,212,866,034
Time Deposits	4,462,196,700	2,306,176,448
Time Deposits – UVA	96,354,512	101,479,672
Others	77,062,147	721,229,493
Interest and Adjustments	254,536,179	340,560,773
In Foreign Currency	8,394,692,076	4,246,412,728
Savings Accounts	7,779,192,698	3,765,738,917
Time Deposits	593,088,513	437,426,231
Others	21,247,207	42,285,965
Interest and Adjustments	1,163,658	961,615
Total	20,231,127,931	13,494,564,030
The concentration of deposits is detailed in Schedule H.
The breakdown of deposits by remaining term is detailed in Schedule I.
The breakdown of deposits by sector is detailed in Schedule P.
Related-party information is disclosed in Note 51.